EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 104	$ 159
Expense arising from cash-settled share-based payment transactions	290	(621)
Total expense arising from share-based payment transactions	394	(462)
Effect of hedging program	(289)	629
Expense from share-based payment transactions with employees	$ 105	$ 167